Loss Before Income Tax - Summary of Finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Loss [Abstract]
Interest on government loans	$ 441,474	$ 416,698	$ 417,812
Preference share dividends			87,889
Interest on CSL loan			18,437
Other interest expenses	50,430
Finance costs	$ 491,904	$ 416,698	$ 524,138